Segment information and revenue (Other Profit and Loss Disclosures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Depreciation and amortisation	¥ (1,965,708)	¥ (1,827,139)	¥ (1,838,788)
Impairment loss	(617,369)	33,346	(427)
Inventory write-down	(150,883)	(220,888)	(70,178)
Petroleum products [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(975,492)	(917,637)	(972,688)
Impairment loss	(94,420)	0	38
Inventory write-down	(782)	(138,537)	(167)
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(523,484)	(465,425)	(497,469)
Impairment loss	(297,632)	(55,204)	(478)
Inventory write-down	(136,694)	(15,418)	(9,094)
Resins and plastics [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(86,183)	(138,204)	(125,464)
Impairment loss	(61,242)	0	6
Inventory write-down	(168)	(26,382)	(12,073)
Synthetic fibers [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(132,091)	(78,030)	(68,589)
Impairment loss	(135,683)	88,550	7
Inventory write-down	(13,239)	(39,657)	(48,844)
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(39,125)	(19,938)	(211)
Impairment loss	0	0	0
Inventory write-down	0	(788)	0
Others [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(209,333)	(207,905)	(174,367)
Impairment loss	(28,392)	0	0
Inventory write-down	¥ 0	¥ (106)	¥ 0